42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 5) - Companhia Paranaense de Energia - Copel [member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		R$ 18,652,792	R$ 17,135,474
Copel Geracao e Transmissao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		10,732,734	9,749,705
Copel Distribuicao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		7,212,915	6,012,246
Copel Telecomunicacoes [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		757,799	710,128
Copel TEL - Reclassification [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	[1]	(758,742)
Copel Energia [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		356,922	243,123
Compagas [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		252,481	284,747
UEG Araucaria [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		48,355	64,094
Other investments [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments		R$ 50,328	R$ 71,431

[1]	Reclassification to Assets classified as held for sale.